Restructuring Initiatives Restructuring Charges Incurred to Date for $400M Cost Savings Initiative (Details) - USD ($) $ in Millions	12 Months Ended				39 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015
Charges incurred on approved initiatives
$400M Cost Savings Initiative [Member]
Charges incurred on approved initiatives	$ (4.7)	$ 68.0	$ 45.7	$ 30.5	139.5
$400M Cost Savings Initiative [Member] | Employee Related Costs [Member]
Charges incurred on approved initiatives					126.1
$400M Cost Savings Initiative [Member] | Inventory and Asset Write Offs [Member]
Charges incurred on approved initiatives					0.7
$400M Cost Savings Initiative [Member] | Currency Translation Adjustment Write Offs [Member]
Charges incurred on approved initiatives					(0.2)
$400M Cost Savings Initiative [Member] | Contract Terminations/ Other [Member]
Charges incurred on approved initiatives					$ 12.9